Trade and other payables	12 Months Ended
Dec. 31, 2023
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Trade and other payables

33.Trade and other payables

	31 December	31 December
Short-term trade and other payables	2023	2022
Payables to suppliers	12,675,253	11,366,718
Taxes payable	2,730,809	2,649,751
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	1,760,603	1,625,498
Accrued selling and marketing expenses	166,799	317,188
Payables related with donation	1,750,000	-
Others	1,522,759	1,059,284
	20,606,223	17,018,439

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.